Financial instruments fair value risk - Summary of Reconciliation of Movements in Level 3 Valuations (Details) - At fair value - Level 3 - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Fair Value Measurement of Assets [Line Items]
Assets and liabilities at beginning of period	€ 962	€ 684
Gains/(losses) recognised in income statement	(46)	(58)
Gains/(losses) recognised in other comprehensive income	(22)	67
Purchases and new issues	30	135
Sales and settlements	(80)	134
Assets and liabilities at end of period	€ 844	€ 962